SHARE-BASED PAYMENTS - Summary of assumptions used to estimate the fair value of the share options (Details) - $ / shares	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate, Minimum	1.75%	1.13%	1.75%	1.13%
Risk-free rate, Maximum	2.00%	1.62%	2.93%	1.62%
Expected volatility range, Minimum	35.62%	36.47%	35.62%	36.28%
Expected volatility range, Maximum	42.06%	38.03%	46.22%	38.03%
Exercise multiple, Minimum	2.20	2.20	2.20	2.20
Exercise multiple, Maximum	2.80	2.80	2.80	2.80
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value per ordinary share as at valuation dates	$ 0.33	$ 3.04	$ 0.24	$ 1.97
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair market value per ordinary share as at valuation dates	$ 0.73	$ 3.49	$ 0.73	$ 3.49